Commitments and Contingencies (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2019 item	Dec. 31, 2021 USD ($) item	Jul. 31, 2018 item	Sep. 30, 2017 item
Commitments and Contingencies
Number of assumed off-hire days when each vessel will undergo scheduled dry-docking		30 days
Future gross minimum lease payments receivable		$ 444,141
Wartsila Greece | GasLog LNG Services
Commitments and Contingencies
Number of vessels under maintenance agreement | item			8	8
Samsung Heavy Industries Co., Ltd | GasLog LNG Services
Commitments and Contingencies
Number of vessels under maintenance agreement | item	11
Period of services to be provided (in years)	6 years
Number of vessels with ballast water management system installed | item		7
Not later than one year
Commitments and Contingencies
Future gross minimum lease payments receivable		$ 197,195
Later than one year and not later than two years
Commitments and Contingencies
Future gross minimum lease payments receivable		120,520
Later than two years and not later than three years
Commitments and Contingencies
Future gross minimum lease payments receivable		57,721
Later than three years and not later than four years
Commitments and Contingencies
Future gross minimum lease payments receivable		51,707
Later than four years and not later than five years
Commitments and Contingencies
Future gross minimum lease payments receivable		$ 16,998